Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 102,472	¥ 147,260
Short-term lease costs	75,356	61,487
Variable lease costs	49,540	52,442
Total lease costs	¥ 227,368	¥ 261,189